Land Use Right, Net (Details) - Schedule of Land Use Right, Net - USD ($)	Dec. 31, 2023	Sep. 30, 2022
Schedule Of Land Use Right Net Abstract
Land use right	$ 1,775,788	$ 6,875,756
Accumulated amortization	(8,879)	(193,060)
Land use right, net	$ 1,766,909	$ 6,682,696